Short-term Bank Loans - Additional Information (Details)						6 Months Ended			12 Months Ended
	Apr. 01, 2022 USD ($) item	Dec. 22, 2021 USD ($) item	Jul. 02, 2021 USD ($) item	Apr. 07, 2021 USD ($) item	Apr. 07, 2021 CNY (¥) item	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 01, 2022 CNY (¥)	Dec. 22, 2021 CNY (¥)	Dec. 17, 2021	Jul. 02, 2021 CNY (¥)	Apr. 07, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 01, 2020
Short-term Bank Loans
Loan, maturity term						1 year	1 year	12 months
Annual interest rate													6.00%
Short-term bank loans | $						$ 4,192,344			$ 4,719,552							$ 4,719,552
Interest expense | $						106,978		$ 137,594
Loan payable to Bank of China Lishui Branch [Member]
Short-term Bank Loans
Short-term bank loans | $						2,550,044										2,679,852
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Bank Loans
Amount of borrowing | ¥															¥ 16,000,000
Number of related paties				3	3
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Short-term Bank Loans
Amount of borrowing		$ 2,550,044	$ 2,679,852									¥ 17,080,000		¥ 17,080,000
Loan, maturity term		6 months	6 months
Annual interest rate		4.50%	4.65%									4.50%		4.65%
Number of related paties		2	2
Number of third party		1	1
Number of individual related party		3
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Charcoal [Member]
Short-term Bank Loans
Maximum guaranteed amount		$ 3,900,000	$ 4,100,000									¥ 25,960,000		¥ 25,960,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member]
Short-term Bank Loans
Short-term bank loans | $						1,642,300										$ 2,039,700
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Bank Loans
Amount of borrowing	$ 1,791,600			$ 2,510,400							¥ 12,000,000
Loan, maturity term				1 year	1 year
Annual interest rate	3.90%			5.65%							3.90%				5.65%		3.90%
Number of related paties	3
Amount of loan repaid				$ 156,900	¥ 1,000,000	1,642,300	¥ 11,000,000		$ 470,700	¥ 3,000,000.0
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Charcoal [Member]
Short-term Bank Loans
Number of individual related party			3
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Bank Loans
Maximum guaranteed amount	$ 4,400,000			$ 4,600,000							¥ 29,250,000				¥ 29,250,000
Notes Payable to Banks [Member]
Short-term Bank Loans
Interest expense | $						$ 106,978		$ 137,594